Summary of Significant Accounting Policies - Schedule of Contract Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Contract assets	¥ 773,790	¥ 707,636
Less: Allowance for uncollectible accounts	(605)	(382)
Total	¥ 773,185	¥ 707,254